LEASES - Lease cost (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
Operating lease cost	¥ 4,254,040	$ 616,778	¥ 4,220,789
Cost of other leases with terms less than one year	87,329	12,662	62,430
Total	¥ 4,341,369	$ 629,440	¥ 4,283,219